Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Allowance for short term investment	¥ 277	$ 40	¥ 338
Allowance for doubtful accounts receivable	2,554	370	2,069	$ 300
Total current liabilities	79,630	11,546	74,488
Total non-current liabilities	73,538	10,662	81,594
Variable Interest Entity, Primary Beneficiary
Total current liabilities	30,368	4,402	30,592
Total non-current liabilities	¥ 6,663	$ 965	¥ 6,286
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	66,000,000,000	66,000,000,000	66,000,000,000	66,000,000,000
Common stock, shares issued	2,254,485,072	2,254,485,072	2,205,032,472	2,205,032,472
Common stock, shares outstanding	2,254,485,072	2,254,485,072	2,205,032,472	2,205,032,472
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	2,832,000,000	2,832,000,000	2,832,000,000	2,832,000,000
Common stock, shares issued	542,100,320	542,100,320	559,300,320	559,300,320
Common stock, shares outstanding	542,100,320	542,100,320	559,300,320	559,300,320